Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Index Funds
Entity Central Index Key	0000036405
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000007779 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Extended Market Index Fund
Class Name	Investor Shares
Trading Symbol	VEXMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$21	0.19%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Each of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Financials, information technology, and industrials contributed most to the benchmark’s return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	16.76%	9.75%	9.31%
S&P Completion Index	16.88%	9.77%	9.33%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 111,156,000,000
Holdings Count | Holding	3,485
Advisory Fees Paid, Amount	$ 1,799,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$111,156
Number of Portfolio Holdings	3,485
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$1,799

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Communication Services	4.3%
Consumer Discretionary	12.0%
Consumer Staples	3.0%
Energy	4.1%
Financials	18.0%
Health Care	11.4%
Industrials	17.4%
Information Technology	17.9%
Materials	4.7%
Real Estate	5.4%
Utilities	1.7%
Other Assets and Liabilities—Net	0.1%

C000007782 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Extended Market Index Fund
Class Name	ETF Shares
Trading Symbol	VXF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Each of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Financials, information technology, and industrials contributed most to the benchmark’s return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	16.90%	9.89%	9.45%
ETF Shares Market Price	16.89%	9.90%	9.46%
S&P Completion Index	16.88%	9.77%	9.33%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 111,156,000,000
Holdings Count | Holding	3,485
Advisory Fees Paid, Amount	$ 1,799,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$111,156
Number of Portfolio Holdings	3,485
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$1,799

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Communication Services	4.3%
Consumer Discretionary	12.0%
Consumer Staples	3.0%
Energy	4.1%
Financials	18.0%
Health Care	11.4%
Industrials	17.4%
Information Technology	17.9%
Materials	4.7%
Real Estate	5.4%
Utilities	1.7%
Other Assets and Liabilities—Net	0.1%

Material Fund Change [Text Block]
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007780 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Extended Market Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VEXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Each of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Financials, information technology, and industrials contributed most to the benchmark’s return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	16.91%	9.89%	9.45%
S&P Completion Index	16.88%	9.77%	9.33%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 111,156,000,000
Holdings Count | Holding	3,485
Advisory Fees Paid, Amount	$ 1,799,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$111,156
Number of Portfolio Holdings	3,485
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$1,799

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Communication Services	4.3%
Consumer Discretionary	12.0%
Consumer Staples	3.0%
Energy	4.1%
Financials	18.0%
Health Care	11.4%
Industrials	17.4%
Information Technology	17.9%
Materials	4.7%
Real Estate	5.4%
Utilities	1.7%
Other Assets and Liabilities—Net	0.1%

Material Fund Change [Text Block]
How has the Fund changed?
Subsequent to the Fund's fiscal year end, the expense ratio for the Admiral Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the Admiral Share class was reduced.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007781 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Extended Market Index Fund
Class Name	Institutional Shares
Trading Symbol	VIEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Each of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Financials, information technology, and industrials contributed most to the benchmark’s return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	16.91%	9.90%	9.47%
S&P Completion Index	16.88%	9.77%	9.33%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 111,156,000,000
Holdings Count | Holding	3,485
Advisory Fees Paid, Amount	$ 1,799,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$111,156
Number of Portfolio Holdings	3,485
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$1,799

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Communication Services	4.3%
Consumer Discretionary	12.0%
Consumer Staples	3.0%
Energy	4.1%
Financials	18.0%
Health Care	11.4%
Industrials	17.4%
Information Technology	17.9%
Materials	4.7%
Real Estate	5.4%
Utilities	1.7%
Other Assets and Liabilities—Net	0.1%

C000096110 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Extended Market Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VEMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Each of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Financials, information technology, and industrials contributed most to the benchmark’s return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $100,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Plus Shares	16.94%	9.91%	9.48%
S&P Completion Index	16.88%	9.77%	9.33%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 111,156,000,000
Holdings Count | Holding	3,485
Advisory Fees Paid, Amount	$ 1,799,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$111,156
Number of Portfolio Holdings	3,485
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$1,799

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Communication Services	4.3%
Consumer Discretionary	12.0%
Consumer Staples	3.0%
Energy	4.1%
Financials	18.0%
Health Care	11.4%
Industrials	17.4%
Information Technology	17.9%
Materials	4.7%
Real Estate	5.4%
Utilities	1.7%
Other Assets and Liabilities—Net	0.1%

C000170275 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Extended Market Index Fund
Class Name	Institutional Select Shares
Trading Symbol	VSEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Shares	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Each of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Financials, information technology, and industrials contributed most to the benchmark’s return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: June 27, 2016, Through December 31, 2024
Initial Investment of $3,000,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (6/27/2016)
Institutional Select Shares	16.96%	9.94%	12.09%
S&P Completion Index	16.88%	9.77%	11.91%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	14.95%

Performance Inception Date	Jun. 27, 2016
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 111,156,000,000
Holdings Count | Holding	3,485
Advisory Fees Paid, Amount	$ 1,799,000
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$111,156
Number of Portfolio Holdings	3,485
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$1,799

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Communication Services	4.3%
Consumer Discretionary	12.0%
Consumer Staples	3.0%
Energy	4.1%
Financials	18.0%
Health Care	11.4%
Industrials	17.4%
Information Technology	17.9%
Materials	4.7%
Real Estate	5.4%
Utilities	1.7%
Other Assets and Liabilities—Net	0.1%

C000007791 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Mid-Cap Index Fund
Class Name	Investor Shares
Trading Symbol	VIMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Mid-Cap Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark, the CRSP US Mid Cap Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Nine of the benchmark’s 11 industry sectors posted positive returns. Industrials and financials contributed most to the benchmark’s total return. Other notable contributors included technology, utility, and consumer discretionary companies. Health care and basic materials stocks detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	15.09%	9.72%	9.42%
CRSP US Mid Cap Index	15.25%	9.86%	9.57%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 176,987,000,000
Holdings Count | Holding	327
Advisory Fees Paid, Amount	$ 2,958,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$176,987
Number of Portfolio Holdings	327
Portfolio Turnover Rate	16%
Total Investment Advisory Fees (in thousands)	$2,958

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	2.6%
Consumer Discretionary	13.1%
Consumer Staples	5.9%
Energy	5.5%
Financials	13.5%
Health Care	8.6%
Industrials	19.9%
Real Estate	7.6%
Technology	13.9%
Telecommunications	0.9%
Utilities	8.2%
Other Assets and Liabilities—Net	0.3%

C000007794 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Mid-Cap Index Fund
Class Name	ETF Shares
Trading Symbol	VO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Mid-Cap Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark, the CRSP US Mid Cap Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Nine of the benchmark’s 11 industry sectors posted positive returns. Industrials and financials contributed most to the benchmark’s total return. Other notable contributors included technology, utility, and consumer discretionary companies. Health care and basic materials stocks detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	15.23%	9.85%	9.56%
ETF Shares Market Price	15.28%	9.87%	9.56%
CRSP US Mid Cap Index	15.25%	9.86%	9.57%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 176,987,000,000
Holdings Count | Holding	327
Advisory Fees Paid, Amount	$ 2,958,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$176,987
Number of Portfolio Holdings	327
Portfolio Turnover Rate	16%
Total Investment Advisory Fees (in thousands)	$2,958

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	2.6%
Consumer Discretionary	13.1%
Consumer Staples	5.9%
Energy	5.5%
Financials	13.5%
Health Care	8.6%
Industrials	19.9%
Real Estate	7.6%
Technology	13.9%
Telecommunications	0.9%
Utilities	8.2%
Other Assets and Liabilities—Net	0.3%

C000007792 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Mid-Cap Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VIMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Mid-Cap Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark, the CRSP US Mid Cap Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Nine of the benchmark’s 11 industry sectors posted positive returns. Industrials and financials contributed most to the benchmark’s total return. Other notable contributors included technology, utility, and consumer discretionary companies. Health care and basic materials stocks detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	15.22%	9.85%	9.55%
CRSP US Mid Cap Index	15.25%	9.86%	9.57%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 176,987,000,000
Holdings Count | Holding	327
Advisory Fees Paid, Amount	$ 2,958,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$176,987
Number of Portfolio Holdings	327
Portfolio Turnover Rate	16%
Total Investment Advisory Fees (in thousands)	$2,958

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	2.6%
Consumer Discretionary	13.1%
Consumer Staples	5.9%
Energy	5.5%
Financials	13.5%
Health Care	8.6%
Industrials	19.9%
Real Estate	7.6%
Technology	13.9%
Telecommunications	0.9%
Utilities	8.2%
Other Assets and Liabilities—Net	0.3%

C000007793 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Mid-Cap Index Fund
Class Name	Institutional Shares
Trading Symbol	VMCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Mid-Cap Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark, the CRSP US Mid Cap Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Nine of the benchmark’s 11 industry sectors posted positive returns. Industrials and financials contributed most to the benchmark’s total return. Other notable contributors included technology, utility, and consumer discretionary companies. Health care and basic materials stocks detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	15.23%	9.86%	9.56%
CRSP US Mid Cap Index	15.25%	9.86%	9.57%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 176,987,000,000
Holdings Count | Holding	327
Advisory Fees Paid, Amount	$ 2,958,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$176,987
Number of Portfolio Holdings	327
Portfolio Turnover Rate	16%
Total Investment Advisory Fees (in thousands)	$2,958

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	2.6%
Consumer Discretionary	13.1%
Consumer Staples	5.9%
Energy	5.5%
Financials	13.5%
Health Care	8.6%
Industrials	19.9%
Real Estate	7.6%
Technology	13.9%
Telecommunications	0.9%
Utilities	8.2%
Other Assets and Liabilities—Net	0.3%

C000096111 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Mid-Cap Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VMCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Mid-Cap Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark, the CRSP US Mid Cap Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Nine of the benchmark’s 11 industry sectors posted positive returns. Industrials and financials contributed most to the benchmark’s total return. Other notable contributors included technology, utility, and consumer discretionary companies. Health care and basic materials stocks detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $100,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Plus Shares	15.25%	9.87%	9.57%
CRSP US Mid Cap Index	15.25%	9.86%	9.57%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 176,987,000,000
Holdings Count | Holding	327
Advisory Fees Paid, Amount	$ 2,958,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$176,987
Number of Portfolio Holdings	327
Portfolio Turnover Rate	16%
Total Investment Advisory Fees (in thousands)	$2,958

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	2.6%
Consumer Discretionary	13.1%
Consumer Staples	5.9%
Energy	5.5%
Financials	13.5%
Health Care	8.6%
Industrials	19.9%
Real Estate	7.6%
Technology	13.9%
Telecommunications	0.9%
Utilities	8.2%
Other Assets and Liabilities—Net	0.3%

C000007795 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Small-Cap Index Fund
Class Name	Investor Shares
Trading Symbol	NAESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Small-Cap Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Small Cap Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.
  Ten of the benchmark’s 11 industry sectors produced positive returns. Industrial, financial, and technology stocks contributed the most to the benchmark’s return. Basic materials, the only sector that posted a negative return, was the lone detractor.
  For the decade ended December 31, 2024, the Fund performed in line with its benchmark, which returned about 9%, annualized.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	14.10%	9.17%	8.96%
CRSP US Small Cap Index	14.22%	9.26%	9.06%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 155,233,000,000
Holdings Count | Holding	1,377
Advisory Fees Paid, Amount	$ 2,566,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$155,233
Number of Portfolio Holdings	1,377
Portfolio Turnover Rate	13%
Total Investment Advisory Fees (in thousands)	$2,566

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	3.5%
Consumer Discretionary	16.0%
Consumer Staples	3.6%
Energy	4.5%
Financials	14.6%
Health Care	10.5%
Industrials	21.7%
Real Estate	7.1%
Technology	13.4%
Telecommunications	1.6%
Utilities	3.3%
Other Assets and Liabilities—Net	0.2%

C000007798 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Small-Cap Index Fund
Class Name	ETF Shares
Trading Symbol	VB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Small-Cap Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Small Cap Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.
  Ten of the benchmark’s 11 industry sectors produced positive returns. Industrial, financial, and technology stocks contributed the most to the benchmark’s return. Basic materials, the only sector that posted a negative return, was the lone detractor.
  For the decade ended December 31, 2024, the Fund performed in line with its benchmark, which returned about 9%, annualized.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	14.23%	9.30%	9.09%
ETF Shares Market Price	14.13%	9.29%	9.09%
CRSP US Small Cap Index	14.22%	9.26%	9.06%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 155,233,000,000
Holdings Count | Holding	1,377
Advisory Fees Paid, Amount	$ 2,566,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$155,233
Number of Portfolio Holdings	1,377
Portfolio Turnover Rate	13%
Total Investment Advisory Fees (in thousands)	$2,566

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	3.5%
Consumer Discretionary	16.0%
Consumer Staples	3.6%
Energy	4.5%
Financials	14.6%
Health Care	10.5%
Industrials	21.7%
Real Estate	7.1%
Technology	13.4%
Telecommunications	1.6%
Utilities	3.3%
Other Assets and Liabilities—Net	0.2%

C000007796 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Small-Cap Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VSMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Small-Cap Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Small Cap Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.
  Ten of the benchmark’s 11 industry sectors produced positive returns. Industrial, financial, and technology stocks contributed the most to the benchmark’s return. Basic materials, the only sector that posted a negative return, was the lone detractor.
  For the decade ended December 31, 2024, the Fund performed in line with its benchmark, which returned about 9%, annualized.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	14.23%	9.30%	9.09%
CRSP US Small Cap Index	14.22%	9.26%	9.06%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 155,233,000,000
Holdings Count | Holding	1,377
Advisory Fees Paid, Amount	$ 2,566,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$155,233
Number of Portfolio Holdings	1,377
Portfolio Turnover Rate	13%
Total Investment Advisory Fees (in thousands)	$2,566

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	3.5%
Consumer Discretionary	16.0%
Consumer Staples	3.6%
Energy	4.5%
Financials	14.6%
Health Care	10.5%
Industrials	21.7%
Real Estate	7.1%
Technology	13.4%
Telecommunications	1.6%
Utilities	3.3%
Other Assets and Liabilities—Net	0.2%

C000007797 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Small-Cap Index Fund
Class Name	Institutional Shares
Trading Symbol	VSCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Small-Cap Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Small Cap Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.
  Ten of the benchmark’s 11 industry sectors produced positive returns. Industrial, financial, and technology stocks contributed the most to the benchmark’s return. Basic materials, the only sector that posted a negative return, was the lone detractor.
  For the decade ended December 31, 2024, the Fund performed in line with its benchmark, which returned about 9%, annualized.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	14.23%	9.31%	9.10%
CRSP US Small Cap Index	14.22%	9.26%	9.06%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 155,233,000,000
Holdings Count | Holding	1,377
Advisory Fees Paid, Amount	$ 2,566,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$155,233
Number of Portfolio Holdings	1,377
Portfolio Turnover Rate	13%
Total Investment Advisory Fees (in thousands)	$2,566

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	3.5%
Consumer Discretionary	16.0%
Consumer Staples	3.6%
Energy	4.5%
Financials	14.6%
Health Care	10.5%
Industrials	21.7%
Real Estate	7.1%
Technology	13.4%
Telecommunications	1.6%
Utilities	3.3%
Other Assets and Liabilities—Net	0.2%

C000096112 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Small-Cap Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VSCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Small-Cap Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Small Cap Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.
  Ten of the benchmark’s 11 industry sectors produced positive returns. Industrial, financial, and technology stocks contributed the most to the benchmark’s return. Basic materials, the only sector that posted a negative return, was the lone detractor.
  For the decade ended December 31, 2024, the Fund performed in line with its benchmark, which returned about 9%, annualized.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $100,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Plus Shares	14.25%	9.32%	9.11%
CRSP US Small Cap Index	14.22%	9.26%	9.06%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 155,233,000,000
Holdings Count | Holding	1,377
Advisory Fees Paid, Amount	$ 2,566,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$155,233
Number of Portfolio Holdings	1,377
Portfolio Turnover Rate	13%
Total Investment Advisory Fees (in thousands)	$2,566

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	3.5%
Consumer Discretionary	16.0%
Consumer Staples	3.6%
Energy	4.5%
Financials	14.6%
Health Care	10.5%
Industrials	21.7%
Real Estate	7.1%
Technology	13.4%
Telecommunications	1.6%
Utilities	3.3%
Other Assets and Liabilities—Net	0.2%

C000007799 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Small-Cap Growth Index Fund
Class Name	Investor Shares
Trading Symbol	VISGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Small-Cap Growth Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$21	0.19%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Small Cap Growth Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.
  Ten of the benchmark’s 11 industry sectors produced positive returns. Technology, industrial, and consumer discretionary stocks contributed the most to the benchmark’s return. Real estate, the only sector that posted a negative return, was the lone detractor.
  For the decade ended December 31, 2024, the Fund performed in line with its benchmark, which returned about 9%, annualized.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	16.35%	7.56%	8.96%
CRSP US Small Cap Growth Index	16.48%	7.66%	9.05%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 38,107,000,000
Holdings Count | Holding	596
Advisory Fees Paid, Amount	$ 628,000
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$38,107
Number of Portfolio Holdings	596
Portfolio Turnover Rate	21%
Total Investment Advisory Fees (in thousands)	$628

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	1.7%
Consumer Discretionary	16.1%
Consumer Staples	3.3%
Energy	5.3%
Financials	5.8%
Health Care	16.2%
Industrials	20.3%
Real Estate	5.2%
Technology	22.7%
Telecommunications	2.1%
Utilities	1.2%
Other Assets and Liabilities—Net	0.1%

C000007801 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Small-Cap Growth Index Fund
Class Name	ETF Shares
Trading Symbol	VBK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Small-Cap Growth Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Small Cap Growth Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.
  Ten of the benchmark’s 11 industry sectors produced positive returns. Technology, industrial, and consumer discretionary stocks contributed the most to the benchmark’s return. Real estate, the only sector that posted a negative return, was the lone detractor.
  For the decade ended December 31, 2024, the Fund performed in line with its benchmark, which returned about 9%, annualized.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	16.49%	7.69%	9.09%
ETF Shares Market Price	16.49%	7.70%	9.09%
CRSP US Small Cap Growth Index	16.48%	7.66%	9.05%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 38,107,000,000
Holdings Count | Holding	596
Advisory Fees Paid, Amount	$ 628,000
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$38,107
Number of Portfolio Holdings	596
Portfolio Turnover Rate	21%
Total Investment Advisory Fees (in thousands)	$628

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	1.7%
Consumer Discretionary	16.1%
Consumer Staples	3.3%
Energy	5.3%
Financials	5.8%
Health Care	16.2%
Industrials	20.3%
Real Estate	5.2%
Technology	22.7%
Telecommunications	2.1%
Utilities	1.2%
Other Assets and Liabilities—Net	0.1%

C000105304 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Small-Cap Growth Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VSGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Small-Cap Growth Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Small Cap Growth Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.
  Ten of the benchmark’s 11 industry sectors produced positive returns. Technology, industrial, and consumer discretionary stocks contributed the most to the benchmark’s return. Real estate, the only sector that posted a negative return, was the lone detractor.
  For the decade ended December 31, 2024, the Fund performed in line with its benchmark, which returned about 9%, annualized.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	16.49%	7.69%	9.09%
CRSP US Small Cap Growth Index	16.48%	7.66%	9.05%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 38,107,000,000
Holdings Count | Holding	596
Advisory Fees Paid, Amount	$ 628,000
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$38,107
Number of Portfolio Holdings	596
Portfolio Turnover Rate	21%
Total Investment Advisory Fees (in thousands)	$628

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	1.7%
Consumer Discretionary	16.1%
Consumer Staples	3.3%
Energy	5.3%
Financials	5.8%
Health Care	16.2%
Industrials	20.3%
Real Estate	5.2%
Technology	22.7%
Telecommunications	2.1%
Utilities	1.2%
Other Assets and Liabilities—Net	0.1%

C000007800 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Small-Cap Growth Index Fund
Class Name	Institutional Shares
Trading Symbol	VSGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Small-Cap Growth Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Small Cap Growth Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.
  Ten of the benchmark’s 11 industry sectors produced positive returns. Technology, industrial, and consumer discretionary stocks contributed the most to the benchmark’s return. Real estate, the only sector that posted a negative return, was the lone detractor.
  For the decade ended December 31, 2024, the Fund performed in line with its benchmark, which returned about 9%, annualized.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	16.50%	7.70%	9.10%
CRSP US Small Cap Growth Index	16.48%	7.66%	9.05%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 38,107,000,000
Holdings Count | Holding	596
Advisory Fees Paid, Amount	$ 628,000
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$38,107
Number of Portfolio Holdings	596
Portfolio Turnover Rate	21%
Total Investment Advisory Fees (in thousands)	$628

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	1.7%
Consumer Discretionary	16.1%
Consumer Staples	3.3%
Energy	5.3%
Financials	5.8%
Health Care	16.2%
Industrials	20.3%
Real Estate	5.2%
Technology	22.7%
Telecommunications	2.1%
Utilities	1.2%
Other Assets and Liabilities—Net	0.1%

C000007802 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Small-Cap Value Index Fund
Class Name	Investor Shares
Trading Symbol	VISVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Small-Cap Value Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Small Cap Value Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.
  Ten of the benchmark’s 11 industry sectors produced positive returns. Financial and industrial stocks contributed the most to the benchmark’s return. Consumer discretionary and real estate also performed well. Basic materials, the only sector that posted a negative return, was the lone detractor.
  For the decade ended December 31, 2024, the Fund performed in line with its benchmark, which returned nearly 9%, annualized.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	12.25%	9.77%	8.54%
CRSP US Small Cap Value Index	12.42%	9.89%	8.67%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 58,332,000,000
Holdings Count | Holding	845
Advisory Fees Paid, Amount	$ 997,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$58,332
Number of Portfolio Holdings	845
Portfolio Turnover Rate	16%
Total Investment Advisory Fees (in thousands)	$997

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	4.9%
Consumer Discretionary	15.8%
Consumer Staples	3.9%
Energy	3.8%
Financials	21.3%
Health Care	6.1%
Industrials	22.8%
Real Estate	8.6%
Technology	6.2%
Telecommunications	1.2%
Utilities	5.0%
Other Assets and Liabilities—Net	0.4%

C000007804 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Small-Cap Value Index Fund
Class Name	ETF Shares
Trading Symbol	VBR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Small-Cap Value Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Small Cap Value Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.
  Ten of the benchmark’s 11 industry sectors produced positive returns. Financial and industrial stocks contributed the most to the benchmark’s return. Consumer discretionary and real estate also performed well. Basic materials, the only sector that posted a negative return, was the lone detractor.
  For the decade ended December 31, 2024, the Fund performed in line with its benchmark, which returned nearly 9%, annualized.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	12.39%	9.89%	8.67%
ETF Shares Market Price	12.30%	9.89%	8.67%
CRSP US Small Cap Value Index	12.42%	9.89%	8.67%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 58,332,000,000
Holdings Count | Holding	845
Advisory Fees Paid, Amount	$ 997,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$58,332
Number of Portfolio Holdings	845
Portfolio Turnover Rate	16%
Total Investment Advisory Fees (in thousands)	$997

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	4.9%
Consumer Discretionary	15.8%
Consumer Staples	3.9%
Energy	3.8%
Financials	21.3%
Health Care	6.1%
Industrials	22.8%
Real Estate	8.6%
Technology	6.2%
Telecommunications	1.2%
Utilities	5.0%
Other Assets and Liabilities—Net	0.4%

C000105305 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Small-Cap Value Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VSIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Small-Cap Value Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Small Cap Value Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.
  Ten of the benchmark’s 11 industry sectors produced positive returns. Financial and industrial stocks contributed the most to the benchmark’s return. Consumer discretionary and real estate also performed well. Basic materials, the only sector that posted a negative return, was the lone detractor.
  For the decade ended December 31, 2024, the Fund performed in line with its benchmark, which returned nearly 9%, annualized.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	12.39%	9.90%	8.67%
CRSP US Small Cap Value Index	12.42%	9.89%	8.67%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 58,332,000,000
Holdings Count | Holding	845
Advisory Fees Paid, Amount	$ 997,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$58,332
Number of Portfolio Holdings	845
Portfolio Turnover Rate	16%
Total Investment Advisory Fees (in thousands)	$997

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	4.9%
Consumer Discretionary	15.8%
Consumer Staples	3.9%
Energy	3.8%
Financials	21.3%
Health Care	6.1%
Industrials	22.8%
Real Estate	8.6%
Technology	6.2%
Telecommunications	1.2%
Utilities	5.0%
Other Assets and Liabilities—Net	0.4%

C000007803 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Small-Cap Value Index Fund
Class Name	Institutional Shares
Trading Symbol	VSIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Small-Cap Value Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Small Cap Value Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration. But near the end of the period, reduced expectations for further rate cuts weighed on stock returns and bond prices.
  Ten of the benchmark’s 11 industry sectors produced positive returns. Financial and industrial stocks contributed the most to the benchmark’s return. Consumer discretionary and real estate also performed well. Basic materials, the only sector that posted a negative return, was the lone detractor.
  For the decade ended December 31, 2024, the Fund performed in line with its benchmark, which returned nearly 9%, annualized.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	12.41%	9.91%	8.68%
CRSP US Small Cap Value Index	12.42%	9.89%	8.67%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 58,332,000,000
Holdings Count | Holding	845
Advisory Fees Paid, Amount	$ 997,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$58,332
Number of Portfolio Holdings	845
Portfolio Turnover Rate	16%
Total Investment Advisory Fees (in thousands)	$997

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	4.9%
Consumer Discretionary	15.8%
Consumer Staples	3.9%
Energy	3.8%
Financials	21.3%
Health Care	6.1%
Industrials	22.8%
Real Estate	8.6%
Technology	6.2%
Telecommunications	1.2%
Utilities	5.0%
Other Assets and Liabilities—Net	0.4%

C000007805 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Stock Market Index Fund
Class Name	Investor Shares
Trading Symbol	VTSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total Stock Market Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$16	0.14%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Total Market Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Ten of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Technology, the index’s largest sector by weight, posted extremely strong returns and was by far the greatest contributor to results. Consumer discretionary and financials were also among the top contributors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	23.61%	13.69%	12.38%
CRSP US Total Market Index	23.77%	13.81%	12.50%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 1,777,963,000,000
Holdings Count | Holding	3,624
Advisory Fees Paid, Amount	$ 33,526,000
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$1,777,963
Number of Portfolio Holdings	3,624
Portfolio Turnover Rate	2%
Total Investment Advisory Fees (in thousands)	$33,526

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	1.4%
Consumer Discretionary	15.1%
Consumer Staples	3.9%
Energy	3.4%
Financials	11.3%
Health Care	10.0%
Industrials	12.5%
Real Estate	2.6%
Technology	35.0%
Telecommunications	1.9%
Utilities	2.6%
Other Assets and Liabilities—Net	0.3%

Material Fund Change [Text Block]
How has the Fund changed?
The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Strategies [Text Block]
The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

Material Fund Change Risks Change [Text Block]
The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007808 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Stock Market Index Fund
Class Name	ETF Shares
Trading Symbol	VTI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total Stock Market Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Total Market Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Ten of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Technology, the index’s largest sector by weight, posted extremely strong returns and was by far the greatest contributor to results. Consumer discretionary and financials were also among the top contributors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	23.75%	13.80%	12.50%
ETF Shares Market Price	23.71%	13.81%	12.50%
CRSP US Total Market Index	23.77%	13.81%	12.50%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 1,777,963,000,000
Holdings Count | Holding	3,624
Advisory Fees Paid, Amount	$ 33,526,000
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$1,777,963
Number of Portfolio Holdings	3,624
Portfolio Turnover Rate	2%
Total Investment Advisory Fees (in thousands)	$33,526

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	1.4%
Consumer Discretionary	15.1%
Consumer Staples	3.9%
Energy	3.4%
Financials	11.3%
Health Care	10.0%
Industrials	12.5%
Real Estate	2.6%
Technology	35.0%
Telecommunications	1.9%
Utilities	2.6%
Other Assets and Liabilities—Net	0.3%

Material Fund Change [Text Block]
How has the Fund changed?
The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Strategies [Text Block]
The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

Material Fund Change Risks Change [Text Block]
The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007806 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Stock Market Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VTSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total Stock Market Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Total Market Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Ten of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Technology, the index’s largest sector by weight, posted extremely strong returns and was by far the greatest contributor to results. Consumer discretionary and financials were also among the top contributors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	23.74%	13.80%	12.49%
CRSP US Total Market Index	23.77%	13.81%	12.50%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 1,777,963,000,000
Holdings Count | Holding	3,624
Advisory Fees Paid, Amount	$ 33,526,000
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$1,777,963
Number of Portfolio Holdings	3,624
Portfolio Turnover Rate	2%
Total Investment Advisory Fees (in thousands)	$33,526

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	1.4%
Consumer Discretionary	15.1%
Consumer Staples	3.9%
Energy	3.4%
Financials	11.3%
Health Care	10.0%
Industrials	12.5%
Real Estate	2.6%
Technology	35.0%
Telecommunications	1.9%
Utilities	2.6%
Other Assets and Liabilities—Net	0.3%

Material Fund Change [Text Block]
How has the Fund changed?
The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Strategies [Text Block]
The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

Material Fund Change Risks Change [Text Block]
The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007807 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Stock Market Index Fund
Class Name	Institutional Shares
Trading Symbol	VITSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total Stock Market Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Total Market Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Ten of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Technology, the index’s largest sector by weight, posted extremely strong returns and was by far the greatest contributor to results. Consumer discretionary and financials were also among the top contributors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $5,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	23.75%	13.81%	12.50%
CRSP US Total Market Index	23.77%	13.81%	12.50%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 1,777,963,000,000
Holdings Count | Holding	3,624
Advisory Fees Paid, Amount	$ 33,526,000
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$1,777,963
Number of Portfolio Holdings	3,624
Portfolio Turnover Rate	2%
Total Investment Advisory Fees (in thousands)	$33,526

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	1.4%
Consumer Discretionary	15.1%
Consumer Staples	3.9%
Energy	3.4%
Financials	11.3%
Health Care	10.0%
Industrials	12.5%
Real Estate	2.6%
Technology	35.0%
Telecommunications	1.9%
Utilities	2.6%
Other Assets and Liabilities—Net	0.3%

Material Fund Change [Text Block]
How has the Fund changed?
The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Strategies [Text Block]
The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

Material Fund Change Risks Change [Text Block]
The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000155407 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Stock Market Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VSMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total Stock Market Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Total Market Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Ten of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Technology, the index’s largest sector by weight, posted extremely strong returns and was by far the greatest contributor to results. Consumer discretionary and financials were also among the top contributors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: April 28, 2015, Through December 31, 2024
Initial Investment of $100,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (4/28/2015)
Institutional Plus Shares	23.76%	13.82%	12.52%
CRSP US Total Market Index	23.77%	13.81%	12.51%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

Performance Inception Date	Apr. 28, 2015
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 1,777,963,000,000
Holdings Count | Holding	3,624
Advisory Fees Paid, Amount	$ 33,526,000
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$1,777,963
Number of Portfolio Holdings	3,624
Portfolio Turnover Rate	2%
Total Investment Advisory Fees (in thousands)	$33,526

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	1.4%
Consumer Discretionary	15.1%
Consumer Staples	3.9%
Energy	3.4%
Financials	11.3%
Health Care	10.0%
Industrials	12.5%
Real Estate	2.6%
Technology	35.0%
Telecommunications	1.9%
Utilities	2.6%
Other Assets and Liabilities—Net	0.3%

Material Fund Change [Text Block]
How has the Fund changed?
The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Strategies [Text Block]
The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

Material Fund Change Risks Change [Text Block]
The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000170276 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Stock Market Index Fund
Class Name	Institutional Select Shares
Trading Symbol	VSTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Total Stock Market Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Shares	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed in line with its benchmark, the CRSP US Total Market Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Ten of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Technology, the index’s largest sector by weight, posted extremely strong returns and was by far the greatest contributor to results. Consumer discretionary and financials were also among the top contributors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: June 27, 2016, Through December 31, 2024
Initial Investment of $5,000,000,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	Since Inception (6/27/2016)
Institutional Select Shares	23.78%	13.83%	15.00%
CRSP US Total Market Index	23.77%	13.81%	14.98%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	14.95%

Performance Inception Date	Jun. 27, 2016
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 1,777,963,000,000
Holdings Count | Holding	3,624
Advisory Fees Paid, Amount	$ 33,526,000
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$1,777,963
Number of Portfolio Holdings	3,624
Portfolio Turnover Rate	2%
Total Investment Advisory Fees (in thousands)	$33,526

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	1.4%
Consumer Discretionary	15.1%
Consumer Staples	3.9%
Energy	3.4%
Financials	11.3%
Health Care	10.0%
Industrials	12.5%
Real Estate	2.6%
Technology	35.0%
Telecommunications	1.9%
Utilities	2.6%
Other Assets and Liabilities—Net	0.3%

Material Fund Change [Text Block]
How has the Fund changed?
The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Strategies [Text Block]
The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

Material Fund Change Risks Change [Text Block]
The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified under the Investment Company Act of 1940 solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000034427 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Mid-Cap Growth Index Fund
Class Name	Investor Shares
Trading Symbol	VMGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Mid-Cap Growth Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$21	0.19%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark, the CRSP US Mid Cap Growth Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Seven of the benchmark’s 11 industry sectors posted positive returns. Industrials, information technology, and consumer discretionary contributed most to the benchmark’s total return. Health care, consumer staples, energy, and basic materials stocks detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	16.27%	10.44%	10.26%
CRSP US Mid Cap Growth Index	16.48%	10.62%	10.45%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 27,704,000,000
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 456,000
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$27,704
Number of Portfolio Holdings	143
Portfolio Turnover Rate	21%
Total Investment Advisory Fees (in thousands)	$456

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	1.1%
Consumer Discretionary	15.8%
Consumer Staples	1.2%
Energy	5.4%
Financials	8.5%
Health Care	11.7%
Industrials	21.3%
Real Estate	6.8%
Technology	21.7%
Telecommunications	2.1%
Utilities	4.3%
Other Assets and Liabilities—Net	0.1%

C000034428 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Mid-Cap Growth Index Fund
Class Name	ETF Shares
Trading Symbol	VOT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Mid-Cap Growth Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark, the CRSP US Mid Cap Growth Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Seven of the benchmark’s 11 industry sectors posted positive returns. Industrials, information technology, and consumer discretionary contributed most to the benchmark’s total return. Health care, consumer staples, energy, and basic materials stocks detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	16.41%	10.57%	10.40%
ETF Shares Market Price	16.30%	10.56%	10.39%
CRSP US Mid Cap Growth Index	16.48%	10.62%	10.45%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 27,704,000,000
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 456,000
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$27,704
Number of Portfolio Holdings	143
Portfolio Turnover Rate	21%
Total Investment Advisory Fees (in thousands)	$456

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	1.1%
Consumer Discretionary	15.8%
Consumer Staples	1.2%
Energy	5.4%
Financials	8.5%
Health Care	11.7%
Industrials	21.3%
Real Estate	6.8%
Technology	21.7%
Telecommunications	2.1%
Utilities	4.3%
Other Assets and Liabilities—Net	0.1%

C000105306 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Mid-Cap Growth Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VMGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Mid-Cap Growth Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark, the CRSP US Mid Cap Growth Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Seven of the benchmark’s 11 industry sectors posted positive returns. Industrials, information technology, and consumer discretionary contributed most to the benchmark’s total return. Health care, consumer staples, energy, and basic materials stocks detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	16.41%	10.57%	10.40%
CRSP US Mid Cap Growth Index	16.48%	10.62%	10.45%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 27,704,000,000
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 456,000
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$27,704
Number of Portfolio Holdings	143
Portfolio Turnover Rate	21%
Total Investment Advisory Fees (in thousands)	$456

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	1.1%
Consumer Discretionary	15.8%
Consumer Staples	1.2%
Energy	5.4%
Financials	8.5%
Health Care	11.7%
Industrials	21.3%
Real Estate	6.8%
Technology	21.7%
Telecommunications	2.1%
Utilities	4.3%
Other Assets and Liabilities—Net	0.1%

C000034429 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Mid-Cap Value Index Fund
Class Name	Investor Shares
Trading Symbol	VMVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Mid-Cap Value Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark, the CRSP US Mid Cap Value Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Nine of the benchmark’s 11 industry sectors posted positive returns. Financials, the second-largest sector in the index, was by far the greatest contributor to results. Other notable contributors included industrials and utilities. Health care and basic materials stocks detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	13.89%	8.63%	8.37%
CRSP US Mid Cap Value Index	14.05%	8.79%	8.53%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 30,104,000,000
Holdings Count | Holding	195
Advisory Fees Paid, Amount	$ 532,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$30,104
Number of Portfolio Holdings	195
Portfolio Turnover Rate	19%
Total Investment Advisory Fees (in thousands)	$532

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	3.9%
Consumer Discretionary	10.8%
Consumer Staples	9.9%
Energy	5.6%
Financials	17.7%
Health Care	6.0%
Industrials	18.8%
Real Estate	8.4%
Technology	7.4%
Utilities	11.3%
Other Assets and Liabilities—Net	0.2%

C000034430 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Mid-Cap Value Index Fund
Class Name	ETF Shares
Trading Symbol	VOE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Mid-Cap Value Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark, the CRSP US Mid Cap Value Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Nine of the benchmark’s 11 industry sectors posted positive returns. Financials, the second-largest sector in the index, was by far the greatest contributor to results. Other notable contributors included industrials and utilities. Health care and basic materials stocks detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	14.03%	8.76%	8.49%
ETF Shares Market Price	14.00%	8.76%	8.49%
CRSP US Mid Cap Value Index	14.05%	8.79%	8.53%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 30,104,000,000
Holdings Count | Holding	195
Advisory Fees Paid, Amount	$ 532,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$30,104
Number of Portfolio Holdings	195
Portfolio Turnover Rate	19%
Total Investment Advisory Fees (in thousands)	$532

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	3.9%
Consumer Discretionary	10.8%
Consumer Staples	9.9%
Energy	5.6%
Financials	17.7%
Health Care	6.0%
Industrials	18.8%
Real Estate	8.4%
Technology	7.4%
Utilities	11.3%
Other Assets and Liabilities—Net	0.2%

C000105307 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Mid-Cap Value Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VMVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Mid-Cap Value Index Fund (the "Fund") for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2024, the Fund performed roughly in line with its benchmark, the CRSP US Mid Cap Value Index.
  U.S. economic growth hovered around 3% on a year-over-year basis for much of the period, and consumer price inflation trended lower, falling below 3% in July. The Federal Reserve began cutting short-term interest rates in September, which boosted stock returns, as did the prospect of tax cuts and deregulation under the incoming administration.
  Nine of the benchmark’s 11 industry sectors posted positive returns. Financials, the second-largest sector in the index, was by far the greatest contributor to results. Other notable contributors included industrials and utilities. Health care and basic materials stocks detracted.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2014, Through December 31, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	14.03%	8.76%	8.50%
CRSP US Mid Cap Value Index	14.05%	8.79%	8.53%
Dow Jones U.S. Total Stock Market Float Adjusted Index	23.88%	13.78%	12.48%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Net Assets	$ 30,104,000,000
Holdings Count | Holding	195
Advisory Fees Paid, Amount	$ 532,000
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of December 31, 2024)
Fund Net Assets (in millions)	$30,104
Number of Portfolio Holdings	195
Portfolio Turnover Rate	19%
Total Investment Advisory Fees (in thousands)	$532

Holdings [Text Block]
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Portfolio Composition % of Net Assets (as of December 31, 2024)
Basic Materials	3.9%
Consumer Discretionary	10.8%
Consumer Staples	9.9%
Energy	5.6%
Financials	17.7%
Health Care	6.0%
Industrials	18.8%
Real Estate	8.4%
Technology	7.4%
Utilities	11.3%
Other Assets and Liabilities—Net	0.2%